Credit Impairment Charges and Provisions	6 Months Ended
Jun. 30, 2024
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Charges and Provisions	4. CREDIT IMPAIRMENT CHARGES AND PROVISIONS
For the half year to

	30 June 2024	30 June 2023
	£m	£m
Credit impairment charges:
Loans and advances to customers	33	98
Recoveries of loans and advances, net of collection costs	7	4
Off-balance sheet credit exposures (See Note 22)	20	3
	60	105
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 22)	142	149
Charge/(release) for residual value and voluntary termination	1	(1)
	143	148
	203	253
In H124 and H123 there were no material credit impairment charges on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.